Operating Leases - Supplemental Cash Flow Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Supplemental disclosure of cash flow information
Operating cash flows from operating leases	¥ 348,672	¥ 351,218
Right-of-use assets obtained in exchange for lease liabilities: Operating leases	291,000	375,329
Right-of-use assets decreased (increased) due to operating lease modifications: Operating leases	¥ 44,797	¥ (8,613)